Schedule I - CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total revenues	$ 141,260	$ 143,095	$ 145,436
EXPENSES
Administrative expenses	(12,410)	(9,740)	(9,861)
Equity in earnings (losses) of joint ventures	25,836	6,420	6,078
Interest expense	(26,829)	(24,430)	(27,692)
Net income (loss)	59,995	63,145	52,741
Parent Company | Reportable Legal Entities
EXPENSES
Administrative expenses	(7,530)	(6,279)	(6,473)
Equity in earnings of subsidiaries	45,794	64,296	60,315
Equity in earnings (losses) of joint ventures	25,836	6,420	6,078
Interest income	12,382	15,983	11,205
Interest expense	(16,359)	(17,139)	(18,242)
Other items, net	(128)	(136)	(142)
Net income (loss)	59,995	63,145	52,741
Share of subsidiaries income tax benefit (expense)	(187)	(262)	(389)
Comprehensive income (loss)	73,868	51,516	40,135
Subsidiaries | Reportable Legal Entities
EXPENSES
Share of subsidiaries unrealized gains (losses) on cash flow hedges	13,879	$ (11,367)	$ (12,217)
Joint ventures | Reportable Legal Entities
EXPENSES
Share of joint ventures' unrealized gains (losses) on cash flow hedges	$ 181